Vessels, Net	12 Months Ended
Dec. 31, 2022
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Cost:
Beginning balance	488,049	307,870
- Additions	71,224	197,306
- Vessel contributed to United Maritime Corporation	(17,948)	-
- Transfer to “Assets held for Sale”	(29,809)	-
- Disposals	-	(17,127)
Ending balance	511,516	488,049

Accumulated depreciation:
Beginning balance	(61,987)	(51,133)
- Depreciation for the period	(23,294)	(17,076)
- Vessel contributed to United Maritime Corporation	5,046	-
- Transfer to “Asset held for Sale”	2,852	-
- Disposals	-	6,222
Ending balance	(77,383)	(61,987)

Net book value	434,133	426,062

Vessel contribution

On July 6, 2022, the Company contributed the Predecessor and the Gloriuship to United (Note 3).

Acquisitions

On November 9, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Paroship, for a gross purchase price of $31,000. The vessel was delivered to the Company on December 27, 2022. The acquisition of the vessel was financed with cash on hand and through the December 2022 Alpha Bank Loan (Note 7).

On May 25, 2022, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Honorship, for a gross purchase price of $34,600. The vessel was delivered to the Company on June 27, 2022. The acquisition of the vessel was financed with cash on hand and through the June 2022 Piraeus Bank Loan Facility (Note 7).

On October 5, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Dukeship, for a gross purchase price of $34,300. The vessel was delivered to the Company on November 26, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the June 2022 Alpha Bank Loan Facility (Note 7).

On June 22, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Friendship, for a gross purchase price of $24,600. The vessel was delivered to the Company on July 27, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the August 2021 Alpha Bank Loan Facility (Note 7).

On May 17, 2021, the Company entered into an agreement with unaffiliated third parties for the purchase of a secondhand Capesize vessel, the Worldship, for a gross purchase price of $33,700. The vessel was delivered to the Company on August 30, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the November 2021 Piraeus Bank Loan Facility (Note 7).

On March 19, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Hellasship, for a gross purchase price of $28,600. The vessel was delivered to the Company on May 6, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the CMBFL Sale and Leaseback (Note 7).

On March 11, 2021, the Company entered into an agreement with unaffiliated third parties for the purchase of a secondhand Capesize vessel, the Patriotship, for a gross purchase price of $26,600. The vessel was delivered to the Company on June 1, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the CMBFL Sale and Leaseback (Note 7).

On March 10, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Flagship, for a gross purchase price of $28,385. The vessel was delivered to the Company on May 6, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the Flagship Cargill Sale and Leaseback (Note 7).

On February 12, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $17,000. The vessel was delivered to the Company on June 9, 2021. The acquisition of the vessel was financed with cash on hand at the time of delivery and subsequently through the ABB Loan Facility (Note 7).

During the years ended December 31, 2022 and 2021, amounts of $5,624 and $4,121, respectively, of improvements were capitalized that concern improvements on vessels performance and meeting environmental standards mainly due to installation of ballast water treatment systems and other energy saving devices. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.

As of December 31, 2022, all vessels, except for the Knightship, the Championship, the Flagship, the Partnership, the Hellasship and the Patriotship that are financed through other financial liabilities (sale and leaseback agreements where the lessors hold the title to the assets), are mortgaged to secure loans of the Company (Note 7).

Assets held for sale

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. The vessel was delivered to her new owners on February 10, 2023 (Note 16). As of December 31, 2022, the vessel along with the associated inventories were classified in current assets as “Assets held for sale” in the consolidated balance sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of December 31, 2022, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its sale price less cost to sell. As of December 31, 2022, an advance payment of $6,125 was received in cash (Note 3) according to the terms of the agreement, which is separately presented as “Liability from contract with related party” in the consolidated balance sheet.

On December 27, 2022, the Company entered into an agreement with United for the sale of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. The vessel was delivered to her new owners on February 28, 2023 (Note 16). As of December 31, 2022, the vessel along with the associated inventories were classified in current assets as “Assets held for sale” in the consolidated balance sheet, according to the provisions of ASC 360, as all the criteria for this classification were met. The specific vessel was not impaired as of December 31, 2022, since its carrying amount plus unamortized dry-dock costs as at the balance sheet date was lower than its sale price less cost to sell. As of December 31, 2022, an advance payment of $6,563 was received in cash (Note 3) according to the terms of the agreement, which is separately presented as “Liability from contract with related party” in the consolidated balance sheet.

Gain on sale of vessel, net

On June 30, 2021, the Company entered into an agreement with an unaffiliated third party for the sale of the Leadership for a gross sale price of $12,600. The vessel was delivered to her new owners on September 30, 2021. A gain on sale of vessel net of sale expenses amounting to $697 was recognized in the consolidated statement of operations and was presented as “Gain on vessel sale, net” in the consolidated statement of operations.